Additional Information of Expenses by Nature	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Additional Information of Expenses by Nature
30.	ADDITIONAL INFORMATION OF EXPENSES BY NATURE

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
a. Depreciation of property, plant and equipment and right-of-use assets

Recognized in cost of revenue	$299,311.4	$386,103.9	$399,638.8
Recognized in operating expenses	25,191.3	27,936.2	28,850.5
Recognized in other operating income and expenses	35.7	147.6	8.9

	$324,538.4	$414,187.7	$428,498.2

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
b. Amortization of intangible assets

Recognized in cost of revenue	$4,837.7	$5,574.3	$6,086.3
Recognized in operating expenses	2,348.5	2,632.9	2,669.8

	$7,186.2	$8,207.2	$8,756.1

c. Employee benefits expenses

Post-employment benefits
Defined contribution plans	$2,809.5	$3,711.0	$4,550.4
Defined benefit plans	204.9	192.5	208.6

	3,014.4	3,903.5	4,759.0

Share-based payments
Equity-settled	6.6	7.8	302.4
Cash-settled	—	—	32.7

	6.6	7.8	335.1
Other employee benefits	137,796.4	161,035.8	234,367.9

	$140,817.4	$164,947.1	$239,462.0

Employee benefits expense summarized by function
Recognized in cost of revenue	$83,099.0	$98,012.8	$139,361.4
Recognized in operating expenses	57,718.4	66,934.3	100,100.6

	$140,817.4	$164,947.1	$239,462.0

According to TSMC’s Articles of Incorporation, TSMC shall allocate compensation to directors and profit sharing bonus to employees of TSMC not more than 0.3% and not less than 1% of annual profits during the period, respectively.
TSMC accrued profit sharing bonus to employees based on a percentage of net income before income tax, profit sharing bonus to employees and compensation to directors during the period; compensation to directors was expensed based on estimated amount payable. If there is a change in the proposed amounts after the annual consolidated financial statements are authorized for issue, the differences are recorded as a change in accounting estimate. Accrued profit sharing bonus to employees is illustrated below:

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Profit sharing bonus to employees	$34,753.2	$35,601.5	$60,702.0

TSMC’s profit sharing bonus to employees and compensation to directors for 2020, 2021 and 2022 had been approved by the Board of Directors of TSMC, as illustrated below:

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Resolution Date of TSMC’s Board of Directors in its meeting	February 9, 2021	February 15, 2022	February 14, 2023
Profit sharing bonus to employees	$34,753.2	$35,601.5	$60,702.0

Compensation to directors	$509.8	$487.5	$690.1

There is no significant difference between the aforementioned approved amounts and the amounts charged against earnings of 2020, 2021 and 2022, respectively